DERIVATIVE WARRANT LIABILITY (Tables)	12 Months Ended
Sep. 30, 2015
Derivative Warrant Liability Tables
Schedule of derivative warrant liabilities

The table below presents the changes in the derivative warrant liability, which is measured at fair value on a recurring basis and classified as Level 3 in fair value hierarchy (see Note 4):

	Year Ended September 30, 2015	Nine Months Ended September 30, 2014
Derivative warrant liability, beginning of period	$1,450,943	$—
Fair value of warrants issued	768,435	1,459,531
Total realized/unrealized gains included in net loss (1)	(332,095)	(8,588)
Reclassification of liability to additional paid-in capital	(1,148,328)	—
Derivative warrant liability, end of period	$738,955	$1,450,943